16. Income Taxes (Details - Deferred tax) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 3,815,102	$ 3,815,102
Valuation allowance	(3,815,102)	(3,815,102)
Net deferred tax asset	$ 0	$ 0